Cover	Aug. 07, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") amends the Current Report on Form 8-K filed by Apollo Medical Holdings, Inc. (the "Company") with the U.S. Securities and Exchange Commission (the "SEC") on August 7, 2023 (the "Original Form 8-K"). The Original Form 8-K furnished with the SEC a press release announcing the Company's financial results for the three and six months ended June 30, 2023. The sole purpose of this Amendment is to furnish a revised earnings release. Except as set forth herein, no other modifications have been made to the Original Form 8-K.
Document Period End Date	Aug. 07, 2023
Entity File Number	001-37392
Entity Registrant Name	APOLLO MEDICAL HOLDINGS, INC.
Entity Central Index Key	0001083446
Entity Tax Identification Number	95-4472349
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1668 S. Garfield Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Alhambra
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91801
City Area Code	626
Local Phone Number	282-0288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMEH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false